Trade receivables	12 Months Ended
Mar. 31, 2023
Trade Receivables [Abstract]
Trade receivables
9.
Trade receivables

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Trade receivables (refer Note 53)	46,791	32,042	390
Less: impairment allowances for expected credit losses	(966)	(1,355)	(16)
Total	45,825	30,687	373

Non-current	1,006	9,072	110
Current	44,819	21,615	263

Notes:

(i) Trade receivables are non-interest bearing and are generally on terms of 7-60 days.

(ii) Includes unbilled revenue of INR 5,840 (March 31, 2022: INR 5,206).

(iii) Refer Note 38(i) for modification of contractual cash flows.

(iv) Movement in the allowance for expected credit loss represents provision created during the year of INR 389 (March 31, 2022: INR 404). There is no other material movement.

(v) There is no material movement in trade receivables except for billing and collection.